SEMI-ANNUAL
                                     REPORT
                                 October 30, 1998


                                     THE AAL
                                 U.S. GOVERNMENT
                                   ZERO COUPON
                                   TARGET FUNDS
                                   Series 2001


                                     THE AAL
                                 U.S. GOVERNMENT
                                   ZERO COUPON
                                  TARGET FUNDS
                                   Series 2006


                            [AAL MUTUAL FUNDS LOGO]

[AAL Mutual Funds Letterhead]

October 30, 1998

Dear Shareholder:

We are pleased to provide you with the updated annual report for The AAL U.S. Government Zero Coupon Target Funds. In addition to the Target Funds, which are no longer open to investors, we also offer ten other diverse portfolios
(available in both class A and B shares) to help you plan for your financial future, including:

EQUITY-ORIENTED FUNDS

o  The AAL Small Cap Stock Fund -- Investing in Small Company Stocks

o  The AAL Mid Cap Stock Fund -- Investing in Mid-Sized Company Stocks

o  The AAL International Fund -- Investing in Foreign Stocks

o  The AAL Capital Growth Fund -- Investing in Large Company Stocks

o  The AAL Equity Income Fund -- Investing in Income-Producing Equity Securities

o  The AAL Balanced Fund -- Investing in Stocks, Bonds and Money Market
   Instruments

INCOME-ORIENTED FUNDS

o  The AAL High Yield Bond Fund -- Investing in Below Investment Grade Bonds

o  The AAL Municipal Bond Fund -- Investing in Investment Grade Municipal Bonds

o  The AAL Bond Fund -- Investing in Investment Grade Bonds

o  The AAL Money Market Fund -- Investing in Money Market Instruments


To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund without additional sales charge. For more information about these Funds and the exchange privilege, contact your local Registered
Representative or call Capital Connection(R) at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ Ronald G. Anderson

Ronald G. Anderson
President

                             PORTFOLIO PERSPECTIVES

The six-month period ending October 30, 1998 was a good one for bonds, particularly for U.S. Treasury bonds and the coupon and principal strips off those bonds. The highlight for the six-month period was the August bond default by the Russian government. The troubles in the Russian bond market, coupled with the continued decline in bond, currency and equity markets in Southeast Asia, caused investors to re-examine the risks associated with financial assets in those countries. Many investors concluded that higher returns were not worth the risk, and they began to look for safer investments. One of the few markets to benefit from this was the U.S. Treasury note and bond market, because they are considered the safest investments in the world. U.S. Treasury notes having five years to maturity had their yields decline from 5.6% at the end of April 1998 to 4.2% six months later. No other class of bonds kept pace with the price appreciation of U.S. Treasuries during the period, including investment grade corporate bonds, mortgage-backed bonds and high-yield bonds. Even U.S. Agency debenture bonds such as those issued by the Federal National Mortgage Association carrying a AAA (the highest rating given by the Nationally Recognized Statistical Rating Agencies such as Moody's and Standard & Poor's) under-performed U.S. Treasuries.

Michael R. Hilt
Portfolio Manager

--------------------------------------------------------------------------------
                         VALUE OF A $10,000 INVESTMENT
                          Including 4.75% Sales Charge

                           [LINE CHART APPEARS HERE]

TARGET FUND SERIES 2001       TARGET FUND SERIES 2006

          FROM INCEPTION                 FROM INCEPTION
DATE      ENDING DOLLARS      DATE       ENDING DOLLARS
------------------------      -------------------------
14-Nov-90     9,523.81        14-Nov-90     9,523.81
30-Nov-90     9,676.19        30-Nov-90     9,733.33
31-Dec-90     9,894.55        31-Dec-90    10,021.66
31-Jan-91     9,913.78        31-Jan-91     9,915.87
28-Feb-91     9,904.17        28-Feb-91     9,944.72
29-Mar-91     9,856.09        29-Mar-91     9,887.01
30-Apr-91     9,856.09        30-Apr-91     9,915.87
31-May-91     9,740.70        31-May-91     9,704.28
28-Jun-91     9,586.85        28-Jun-91     9,473.45
31-Jul-91     9,683.01        31-Jul-91     9,579.25
30-Aug-91    10,000.32        30-Aug-91     9,983.19
30-Sep-91    10,365.72        30-Sep-91    10,406.37
31-Oct-91    10,317.64        31-Oct-91    10,319.81
30-Nov-91    10,413.80        30-Nov-91    10,310.19
31-Dec-91    11,868.69        27-Dec-91    10,893.42
31-Jan-92    11,247.84        31-Dec-91    11,957.50
28-Feb-92    11,216.80        31-Jan-92    11,270.64
31-Mar-92    10,989.15        28-Feb-92    11,176.98
30-Apr-92    10,978.80        31-Mar-92    11,000.07
31-May-92    11,175.41        30-Apr-92    10,843.96
30-Jun-92    11,413.40        29-May-92    11,218.61
31-Jul-92    11,879.04        30-Jun-92    11,301.86
31-Aug-92    11,972.17        31-Jul-92    11,978.31
30-Sep-92    12,282.60        31-Aug-92    12,019.94
30-Oct-92    11,848.00        30-Sep-92    12,311.33
30-Nov-92    11,641.05        30-Oct-92    11,666.11
31-Dec-92    11,929.62        30-Nov-92    11,697.33
31-Dec-92    12,702.84        31-Dec-92    12,149.47
29-Jan-93    13,023.45        31-Dec-92    12,983.71
26-Feb-93    13,532.01        29-Jan-93    13,328.91
31-Mar-93    13,520.95        26-Feb-93    14,041.56
30-Apr-93    13,543.06        31-Mar-93    13,919.08
28-May-93    13,443.56        30-Apr-93    13,941.35
30-Jun-93    13,841.56        28-May-93    13,907.94
01-Jul-93    13,889.93        30-Jun-93    14,553.79
30-Jul-93    14,033.81        01-Jul-93    14,544.37
31-Aug-93    14,421.18        30-Jul-93    15,025.08
30-Sep-93    14,520.79        31-Aug-93    15,572.87
29-Oct-93    14,498.66        30-Sep-93    15,762.92
30-Nov-93    14,000.61        29-Oct-93    15,762.92
31-Dec-93    14,059.39        30-Nov-93    14,958.01
31-Dec-93    14,861.31        31-Dec-93    15,941.32
31-Jan-94    15,052.99        31-Jan-94    16,373.19
28-Feb-94    14,362.96        28-Feb-94    15,268.10
31-Mar-94    13,724.03        31-Mar-94    14,251.92
29-Apr-94    13,468.47        29-Apr-94    13,921.66
31-May-94    13,379.02        31-May-94    13,832.75
30-Jun-94    13,225.68        30-Jun-94    13,515.19
29-Jul-94    13,468.47        29-Jul-94    13,959.77
31-Aug-94    13,353.46        31-Aug-94    13,769.23
30-Sep-94    12,982.89        30-Sep-94    13,108.72
31-Oct-94    12,803.99        31-Oct-94    12,918.18
30-Nov-94    12,688.98        30-Nov-94    12,956.29
30-Dec-94    13,362.06        30-Dec-94    13,840.93
30-Dec-94    13,580.66        30-Dec-94    14,112.16
31-Jan-95    13,788.74        31-Jan-95    14,431.63
28-Feb-95    14,260.38        28-Feb-95    14,945.56
31-Mar-95    14,232.64        31-Mar-95    14,959.45
28-Apr-95    14,385.23        30-Apr-95    15,181.68
31-May-95    15,148.19        31-May-95    16,542.90
30-Jun-95    15,217.55        30-Jun-95    16,681.80
31-Jul-95    14,981.73        31-Jul-95    16,237.32
31-Aug-95    15,106.57        31-Aug-95    16,529.01
29-Sep-95    15,175.93        29-Sep-95    16,779.03
31-Oct-95    15,384.01        31-Oct-95    17,181.83
30-Nov-95    15,605.96        30-Nov-95    17,626.31
28-Dec-95    15,732.09        28-Dec-95    17,964.82
29-Dec-95    16,679.50        29-Dec-95    19,063.04
31-Jan-96    16,753.83        31-Jan-96    18,958.46
29-Feb-96    16,248.39        29-Feb-96    17,837.98
29-Mar-96    15,951.07        29-Mar-96    17,389.79
30-Apr-96    15,683.48        30-Apr-96    16,926.66
31-May-96    15,490.23        31-May-96    16,672.69
28-Jun-96    15,638.89        28-Jun-96    16,971.48
31-Jul-96    15,564.56        31-Jul-96    16,851.96
30-Aug-96    15,445.63        30-Aug-96    16,538.23
30-Sep-96    15,638.89        30-Sep-96    16,941.60
31-Oct-96    15,965.94        31-Oct-96    17,584.01
29-Nov-96    16,174.06        29-Nov-96    18,106.90
30-Dec-96    15,953.65        30-Dec-96    17,725.83
31-Dec-96    16,828.07        31-Dec-96    18,622.52
31-Jan-97    16,780.31        31-Jan-97    18,413.45
28-Feb-97    16,684.79        28-Feb-97    18,284.80
31-Mar-97    16,398.22        31-Mar-97    17,721.95
30-Apr-97    16,525.58        30-Apr-97    18,075.74
30-May-97    16,589.26        30-May-97    18,156.15
30-Jun-97    16,652.95        30-Jun-97    18,349.13
31-Jul-97    17,003.20        31-Jul-97    19,281.86
29-Aug-97    16,748.47        29-Aug-97    18,654.68
30-Sep-97    16,875.83        30-Sep-97    19,040.64
31-Oct-97    17,035.04        31-Oct-97    19,507.01
28-Nov-97    16,971.36        28-Nov-97    19,507.01
15-Dec-97    17,008.61        15-Dec-97    19,674.12
31-Dec-97    18,041.22        31-Dec-97    20,844.65
30-Jan-98    18,245.08        30-Jan-98    21,222.40
27-Feb-98    18,092.19        27-Feb-98    20,982.01
31-Mar-98    18,024.23        31-Mar-98    20,878.99
30-Apr-98    18,024.23        30-Apr-98    20,827.48
29-May-98    18,075.20        29-May-98    21,119.37
30-Jun-98    18,092.19        30-Jun-98    21,308.25
31-Jul-98    18,041.22        31-Jul-98    21,170.88
31-Aug-98    18,347.01        31-Aug-98    21,995.06
30-Sep-98    18,703.75        30-Sep-98    23,042.44
30-Oct-98    19,539.87        30-Oct-98    23,912.85




        Average Annual Total Returns -- Based on the Net Amount Invested
                             As of October 30, 1998

                        The AAL U.S. Government Zero Coupon
                         Target Fund        Target Fund
                         Series 2001        Series 2006
                         ------------       -------------

1-year                      9.36%             17.05%
5-year                      5.20%              7.71%
From Inception              9.44%             12.25%

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Investment Objective

The Funds seek high investment return from U.S. government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.

                             The AAL U.S. Government
                             Zero Coupon Target Fund
                                   Series 2001
                                   -----------


SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998
----------------------------------------------

Principal                                              Yield to      Maturity        Market
Amount         Long-Term Obligations (100%)            Maturity      Date            Value
-------------------------------------------------------------------------------------------

               U.S. GOVERNMENT ZERO COUPON BONDS
               Separate Trading of Registered Interest
               and Principal of Securities
$1,856,000     (amortized cost basis $1,496,145)       4.38%          11/15/2001     $1,626,799

               TOTAL LONG-TERM INVESTMENTS
               (amortized cost basis $1,496,145)                                     $1,626,799

               OTHER ASSETS, LESS LIABILITIES (-5.5%)                                   (85,215)

               NET ASSETS (100.0%)                                                   $1,541,584



                             The AAL U.S. Government
                             Zero Coupon Target Fund
                                   Series 2006
                                   -----------


SCHEDULE OF INVESTMENTS AS OF OCTOBER 30, 1998
--------------------------------------------

Principal                                                 Yield to       Maturity       Market
Amount         Long-Term Obligations (104.6%)             Maturity       Date           Value
----------------------------------------------------------------------------------------------
               U.S. GOVERNMENT ZERO COUPON BONDS
               Separate Trading of Registered Interest
               and Principal of Securities
$2,516,000     (amortized cost basis $1,405,407)          4.66%          11/15/2006     $1,737,620

               TOTAL LONG-TERM INVESTMENTS
               (amortized cost basis $1,350,890)                                        $1,737,620

               OTHER ASSETS, LESS LIABILITIES (-5.5%)                                      (76,562)

               NET ASSETS (100.0%)                                                      $1,661,058



     The accompanying notes to the financial statements are an integral part of this schedule.

                       STATEMENT OF ASSETS AND LIABILITIES
                                  (unaudited)



                The AAL U.S. Government Zero Coupon Target Funds


 October 30, 1998                                              Series 2001   Series 2006
     ------------------------------------------------------------------------------------------
ASSETS
  Investments, at value (Cost: $1,496,145 and $1,350,890, respectively)
  ............................................................  $1,626,799    $1,737,620
  Cash .......................................................         429         1,111
  Prepaid expenses ...........................................         863           936
  Receivable from affiliate ..................................          --            --
                                                                 ---------     ---------
  Total Assets ...............................................  $1,628,091    $1,739,667
                                                                 =========     =========

LIABILITIES
  Income distributions payable ...............................     $76,029    $   71,206
  Accrued expenses ...........................................      10,478         7,403
  Redemptions payable ........................................          --            --
                                                                 ---------     ---------
  Total Liabilities ..........................................      86,507        78,609
                                                                 ---------     ---------

NET ASSETS
  Trust capital (beneficial interest) ........................   1,405,103     1,260,203
  Accumulated undistributed net income (loss) ................         309           805
  Net unrealized appreciation on investments .................     130,654       386,730
  Accumulated net realized gain on investments ...............       5,518        13,320
                                                                 ---------     ---------
  Total Net Assets ...........................................  $1,541,584    $1,661,058
                                                                 ---------     ---------

  Total Liabilities and Capital ..............................  $1,628,091    $1,739,667
                                                                 =========     =========
  Shares of beneficial interest outstanding (unlimited number of
  shares authorized) .........................................     140,433       124,452
                                                                 =========     =========

  Net asset value per share ..................................  $    10.98    $    13.35
                                                                 =========     =========

  Maximum public offering price ..............................  $    11.53    $    14.02
                                                                 =========     =========

     The accompanying notes to the financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
                                  (unaudited)

                The AAL U.S. Government Zero Coupon Target Funds

                                                         Series        Series
For the Period Ended October 30, 1998                     2001          2006
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Taxable interest ...................................  $  52,383   $  51,678
                                                          -------     -------
Total Investment Income                                 $  52,383   $  51,678

EXPENSES
  Audit and legal fees ...............................      1,415       1,515
  Custodian fees .....................................         70          43
  Administrative service fees ........................      1,289       1,289
  Printing and postage expense .......................        331         491
  SEC and state registration fees ....................        804         808
  Transfer agent fees ................................        721         710
  Trustees fees and expenses .........................      2,249       2,249
  Shareholder maintenance fees........................         --          --
  Other Expenses......................................         31          31
                                                          -------     -------
Total Expenses .......................................      6,910       7,136
                                                          -------     -------
Less reimbursement from Adviser ......................         --          --
                                                          -------     -------
Total Net Expenses ...................................      6,910       7,136
                                                          -------     -------
Net Investment Income ................................     45,473      44,542
                                                          -------     -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments .....................        941      10,508
Increase in unrealized appreciation on investments ...     50,792     141,603
                                                          -------     -------
Net Realized & Unrealized Gains on Investments .......     51,733     152,111
                                                          -------     -------
Net Increase in Net Assets Resulting from Operations..  $  97,206   $ 196,653
                                                          =======     =======

     The accompanying notes to the financial statements are an integral part of this statement.

                       STATEMENT OF CHANGES IN NET ASSETS
                                  (unaudited)

                                                The AAL U.S. Government Zero Coupon
                                                ---------------------------------------------------
                                                Series 2001                 Series 2006
                                                ---------------------------------------------------
                                                Year          Period        Year          Period
                                                Ended         Ended         Ended         Ended
                                                4/30/98       10/30/98      4/30/98       10/30/98
                                                ---------------------------------------------------
OPERATIONS
Net investment income ...................       $ 101,780     $ 45,473      $   93,063    $  44,542
Net realized gains on investments........          11,549          941           9,307       10,508
Increase (decrease) in unrealized
 appreciation on investments ............          37,006       50,792         119,280      141,603
                                                   ------       ------         -------      -------
Net Increase in Net Assets
 Resulting from Operations ................       150,335       97,206         221,650      196,653
                                                  -------       ------         -------      -------
Distributions to Shareholders
Dividends from net investment income ......     (101,780)      (45,473)        (93,063)     (44,542)
Capital gains distributions ...............      (11,128)           --         (14,421)          --
                                                 --------      --------        --------     -------
Total Distributions to Shareholders .......     (112,908)      (45,473)       (107,484)     (44,542)
                                                ---------      --------        ---------    -------
Trust Shares Transactions
Income dividends reinvested ...............        94,055           66          87,603           33
Capital gains distributions reinvested.....        10,811           --          14,308           --
Redemption of trust shares ................     (328,111)      (35,211)        (53,002)    (107,031)
                                                 --------      --------        --------    --------
Net Increase (Decrease) in Trust Capital...     (223,245)      (35,145)         48,909     (106,998)
                                                   ------      --------         --------   --------
Net Increase (Decrease) in Net Assets .....     (185,818)       16,588         163,075       45,113

Net Assets Beginning of Period ............     1,710,814    1,524,996       1,452,870    1,615,945
                                                ---------    ---------       ---------    ---------
Net Assets End of Period ..................     1,524,996    1,541,584       1,615,945    1,661,058
                                                =========    =========       =========    =========

     The accompanying notes to the financial statements are an integral part of this statement.

                          NOTES TO FINANCIAL STATEMENTS

As of October 30, 1998

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond, Money Market and U.S. Government Zero Coupon Target Funds. The twelve AAL Mutual Funds are collectively referred to as the "Funds."

On November 14, 1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares by existing shareholders.

(B) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation -- Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes -- Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Distributions to Shareholders -- Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other -- For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

                             AS OF OCTOBER 30, 1998

(C) INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995, the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser received $8,555 in fees for fiscal 1997-98 from the Target Funds. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

         AAL  is  the  ultimate  parent  company  for  AAL  Capital   Management
Corporation.

                             AS OF OCTOBER 30, 1998

(D)  SECURITY TRANSACTIONS
     During the year ended April 30, 1998, and the period ended October 30, 1998, purchases and sales of securities other than short-term obligations were as follows:

                       Purchases                                Sales
                       ---------                                -----
                  4/30/98       10/30/98                4/30/98         10/30/98
                  -------       -------                 -------         -------
Series 2001         --            --                   $ 352,146        $ 39,242
Series 2006         --            --                      72,054         116,705


All purchases and sales of The AAL U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1998, and October 30, 1998, were as follows:


                                   4/30/98                                                 10/30/98
                                   -------                                                 --------
                                                     Net Unrealized                                         Net Unrealized
                    Appreciation   (Depreciation)    Appreciation           Appreciation   (Depreciation)   Appreciation
                    ------------   --------------    ------------           ------------   --------------   ------------

Series 2001         $ 79,862       $    --           $ 79,862               $130,654       --               $130,654
Series 2006          245,127            --            245,127                386,730       --                386,730


(E)  TRUST TRANSACTIONS

Transactions in trust shares for the years ended April 30, 1998, and October 30, 1998, were as follows:

                                               Series       2001                         Series 2006
                                               -----------------                         -----------------
                                               4/30/98            10/30/98               4/30/98            10/30/98
                                               -------            --------               -------            --------
Shares purchased                                    --                --                     --                 --
Income dividends reinvested                      8,857                6                   7,232                  3
Capital gains reinvested                         1,019                --                  1,181                 --
Shares redeemed                                (30,893)           (3,309)                (4,504)            (8,763)
                                                -------           -------                -------            -------
Net Increase (Decrease) of Trust Shares        (21,017)           (3,303)                 3,909             (8,760)
                                                =======           =======                =======            =======

                    FINANCIAL HIGHLIGHTS

                                          Series 2001
                         ---------------------------------------------------------------
                           Year            Year          Year        Year       Period
                           Ended           Ended         Ended       Ended      Ended
Per Share Information      4/30/95         4/30/96       4/30/97     4/30/98    10/30/98
---------------------      -------         -------       -------     --------   --------

Net asset value:           $10.54          $10.37        $10.55      $10.38     $10.61
   beginning of period

INCOME FROM INVESTMENT
  OPERATIONS

Net investment income      0.66            0.65          0.64        0.64       0.32

Net realized and
  unrealized gain
  (loss) on investments     --             0.33          (0.07)      0.30       0.37
                           -----           -----         ------      ------     ------

Total from Investment
Operations                 0.66            0.98           0.57       0.94       0.69

 DISTRIBUTIONS FROM:
                           -----           -----          -----      -----      -----
   Net investment income   (0.66)          (0.76)        (0.64)      (0.64)     (0.32)

   Net realized
   capital gains           (0.17)          (0.04)        (0.10)      (0.07)       --
                           ------          ------         -----      -----      ------

   Total Distributions     (0.83)          (0.80)        (0.74)      (0.71)     (0.32)
                           ------          ------         -----      -----      ------

Net increase (decrease)
  in net
  asset value              (0.17)          0.18          (0.17)      0.23       0.37

Net asset value:
  end of period            $10.37          $10.55        $10.38      $10.61     $10.98
                           ======          ======        ======      =====      ======

Total return(d)            6.82%           9.23%         5.42%       9.17%      6.98%

Net assets:
end of period              $1,754,517      $1,811,034    $1,710,814  $1,524,996 $1,541,584

Ratio of expenses to
  average
  net assets(a)(b)         1.00%           1.00%         0.97%       0.77%      0.91%

Ratio of net investment
  income to average
  net assets(a)(c)         6.50%           5.84%         6.08%       6.16%      5.96%

Portfolio turnover rate    0.00%           0.00%         0.00%       0.00%      0.00%


(a) Calculated on an annualized basis

(b) Computed after giving effect to Advisor's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

               Year      Year      Year      Year      Period
               Ended     Ended     Ended     Ended     Ended
               4/30/95   4/30/96   4/30/97   4/30/98   10/30/98
               -------   -------   -------   --------  --------
Series 2001    2.00%     1.74%     0.99%     0.84%     0.91%

Series 2006    2.49%     2.07%     1.17%     0.90%     0.90%



                                                         Series 2006
                                        -----------------------------------------------------------
                                       Year          Year        Year       Year          Period
                                       Ended         Ended       Ended      Ended         Ended
Per Share Information                  4/30/95       4/30/96     4/30/97    4/30/98       10/30/98
---------------------                  -------       -------     -------    -------       ---------

Net asset value: beginning of period   $10.96        $10.93      11.33      $11.24        $12.13


INCOME FROM INVESTMENT
  OPERATIONS

Net investment income                  0.73          0.71        0.71       0.70          0.35

Net realized and unrealized gain
  (loss) on investments                0.18          0.65        0.07       1.00          1.22
                                       -----         -----       -----      -----         ------

Total from Investment Operations       0.91          1.36        0.78       1.70          1.57

 DISTRIBUTIONS FROM:
                                       -----         -----       -----      -----         ------
   Net investment income               (0.73)        (0.87)      (0.71)     (0.70)        (0.35)

   Net realized
   capital gains                       (0.21)        (0.09)      (0.16)     (0.11)        --
                                       ------        ------      -----      -----         ------

   Total Distributions                 (0.94)        (0.96)      (0.87)     (0.81)        (0.35)
                                       ------        ------      -----      -----         ------

Net increase (decrease) in net
  asset value                          (0.03)        0.40        (0.09)     0.89          1.22

Net asset value:
  end of period                        $10.93        $11.33      $11.24     $12.13        $13.35
                                       ======        ======      ======     =====         ======

Total return(d)                        9.05%         11.80%      6.84%      15.30%        12.94%

Net assets:
end of period                          $1,400,161    $1,479,703  $1,452,870 $1,615,945    $1,661,058

Ratio of expenses to average
  net assets(a)(b)                     1.00%         1.00%       1.00%      0.82%         0.90%

Ratio of net investment
  income to average
  net assets(a)(c)                     6.95%         5.83%       6.22%      6.03%         5.61%

Portfolio turnover rate                0.00%         0.00%       0.00%      0.00%         0.00%


(c) If the Funds had paid all of their expenses the ratio would have been as follows:

                  Year      Year      Year        Year      Period
                  Ended     Ended     Ended       Ended     Ended
                 4/30/95   4/30/96    4/30/97     4/30/98   10/30/98
                 -------   -------    -------     -------   --------
Series 2001      5.51%     5.10%      6.07%       6.10%     5.96%

Series 2006      5.46%     4.76%      6.04%       5.96%     5.61%

(d) Total returns are based on net amount invested for a six-month period.

[AAL Mutual Funds Letterhead]

BOARD OF TRUSTEES
         John H. Pender -- Chairman of the Board
         Ronald G. Anderson
         F. Gregory Campbell
         Richard L. Gady
         John O. Gilbert
         D.W. Russler
         Lawrence M. Woods
OFFICERS
         Ronald G. Anderson -- President
         Charles D. Gariboldi, Jr. -- Treasurer
         Robert G. Same -- Vice President & Secretary
         Joseph F. Wreschnig -- Assistant Secretary

INVESTMENT ADVISER & DISTRIBUTOR
         AAL Capital  Management Corporation
         222 West College Avenue
         Appleton, WI 54919-0007

CUSTODIAN
          Citibank, N.A.
          111 Wall Street
          New York, NY  10043

TRANSFER AGENT
& DISBURSING AGENT
         Firstar Trust Company
         615 East Michigan Street
         P.O. Box 2981
         Milwaukee, WI  53201-2981

LEGAL COUNSEL
         Quarles & Brady
         411 East Wisconsin Avenue
         Milwaukee, WI  53202

INDEPENDENT ACCOUNTANTS
         PricewaterhouseCoopers LLP
         Suite 1500
         100 East Wisconsin Avenue
         Milwaukee, WI  53202


                                  [AAL LOGO]

                             The AAL Mutual Funds
                             ---------------------
               222 West College Avenue, Appleton, WI 54919-0007
                                 800-553-6319
                      World Wide Web: http://www.aal.org
                        e-mail address: aalcmc@aal.org